Property and Equipment - Schedule of Property and Equipment (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
At cost:
Total	RM 829,213	$ 204,441	RM 828,953	RM 566,936
Accumulated depreciation	(109,856)	(27,085)	(49,586)	(9,178)
Property and equipment	719,357	177,356	779,367	557,758
Freehold Property [Member]
At cost:
Total	558,000	137,574	558,000	558,000
Office Equipment [Member]
At cost:
Total	25,622	6,317	25,362	8,399
Motor Vehicle [Member]
At cost:
Total	220,000	54,241	220,000
Renovation [Member]
At cost:
Total	25,054	6,177	25,054
Office Furniture and Fittings [Member]
At cost:
Total	RM 537	$ 132	RM 537	RM 537